Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Ocean Thermal Energy Corp
Entity Central Index Key	0000827099
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	This Amendment No. 2 to Post-Effective Amendment No. 1/A to the Registration Statement on Form S-1 (File No. 333-222529) (the “Registration Statement”) of Ocean Thermal Energy Corporation is being filed: (i) pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the U.S. Securities and Exchange Commission (“SEC”) on January 29, 2018, to include the information contained in our Annual Report on Form 10-K for the fiscal year ended December 31, 2018, that was filed with the SEC on March 22, 2019; and (ii) to update certain other information in the Registration Statement.
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 11,359,319
Entity Common Stock, Shares Outstanding		132,838,944
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018